EGA EMERGING GLOBAL SHARES TRUST

Supplement dated June 28, 2013 to the Prospectus dated July 30, 2012, for EGShares Emerging Markets Consumer ETF.

Effective July 1, 2013, the following supersedes the advisory information pertaining to EGShares Emerging Markets Consumer ETF in the section entitled “MANAGEMENT OF THE FUNDS – The Investment Adviser and Sub-Adviser”:

Effective July 1, 2013, EGShares Emerging Markets Consumer ETF has implemented breakpoints in the investment advisory fee paid by the Fund at specified asset levels. Under this arrangement, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the breakpoints specified below.

$0-1,000,000,000: 0.85%
$1,000,000,001-$2,000,000,000: 0.75%
$2,000,000,001 and up: 0.70%

Prior to July 1, 2013, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA was entitled to receive fees equal to 0.85% of daily net assets regardless of the Fund’s asset size.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated June 28, 2013 to the Statement of Additional Information dated July 30, 2012, for EGShares Emerging Markets Consumer ETF.

Effective July 1, 2013, the following information supersedes the advisory fee information pertaining to EGShares Emerging Markets Consumer ETF in the section entitled “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Investment Adviser” and “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Sub-Adviser”:

Effective July 1, 2013, EGShares Emerging Markets Consumer ETF has implemented breakpoints in the investment advisory fee paid by the Fund at specified asset levels.  Under this arrangement, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA is entitled to receive fees equal to the percentage of daily net assets of the Fund at the breakpoints specified below.

$0-1,000,000,000: 0.85%
$1,000,000,001-$2,000,000,000: 0.75%
$2,000,000,001 and up: 0.70%

Prior to July 1, 2013, for the investment advisory services provided to the EGShares Emerging Markets Consumer ETF, EGA was entitled to receive fees equal to 0.85% of daily net assets regardless of the Fund’s asset size.